UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sanno Point Capital Management LLC
Address:  575 Lexington Avenue, 4th Floor,
          New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Sanno Point Capital Management LLC

Phone: (212) 588-7100

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        January 20, 2009
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:  $ 3,880 (Value in 1000's)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                  AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                          VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS     		CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


ARVINMERITOR INC	     CV 4% 2/27		043353AH4 3880    14500000  PRN		      SOLE		  14500000   0	     0

